5. DERIVATIVE LIABILITIES (Details - Assumptions)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Volatility	254.90%	202.10%
Risk-free interest rate			147.10%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Volatility			1.01%
Expected life	2 years	1 year	1 year
Risk-free interest rate	0.74%	0.048%
Maximum [Member]
Volatility			1.79%
Expected life	7 years	8 years	8 years
Risk-free interest rate	1.40%	1.36%